                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                           GT GLOBAL MONEY MARKET FUND
                         GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                      GT GLOBAL VARIABLE INTERNATIONAL FUND
                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                       GT GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                     GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                      GT GLOBAL VARIABLE LATIN AMERICA FUND
                    GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                         Supplement dated June 22, 1999
                      to the Prospectus dated May 3, 1999,
                            as Revised June 22, 1999

The Boards of Trustees of GT Global Variable Investment Series and GT Global Variable Investment Trust (collectively, the GT Global Variable Investment Funds) unanimously approved, on June 15, 1999, an Agreement and Plan of Reorganization ("Plan") pursuant to which each GT Global Variable Investment Fund, would transfer substantially all of its assets to AIM Variable Insurance Funds, Inc. as follows:

         GT Global Variable Investment Funds                  AIM Variable Insurance Funds, Inc.
         -----------------------------------                  ----------------------------------
         GT Global Variable Growth & Income Fund              AIM V.I. Global Growth and Income Fund

         GT Global Variable America Fund                      AIM V.I. Capital Appreciation Fund

         GT Global Variable International Fund
         GT Global Variable Europe Fund
         GT Global Variable Natural Resources Fund
         GT Global Variable Infrastructure Fund               AIM V.I. International Equity Fund
         GT Global Variable New Pacific Fund
         GT Global Variable Latin America Fund
         GT Global Variable Emerging Markets
          Fund

         GT Global Variable Telecommunications                AIM V.I. Telecommunications Fund
          Fund

         GT Global Variable Strategic Income Fund             AIM V.I. Diversified Income Fund
         GT Global Variable Global Government
          Income Fund

         GT Global Variable U.S. Government                   AIM V.I. Government Securities Fund
          Income Fund

         GT Global Money Market Fund                          AIM V.I. Money Market Fund

As a result of the transaction, shareholders of each series of the GT Global Variable Investment Funds would receive shares of the corresponding series of the AIM Variable Insurance Funds, Inc. in exchange for their shares of the GT Global Variable Investment Funds, and the GT Global Variable Investment Funds would cease operations.

The Plan requires the approval of each series of the GT Global Variable Investment Funds' shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in August, 1999. If the Plan is approved by shareholders of the GT Global Variable Investment Funds, and certain conditions required by the Plan are satisfied, the transaction is expected to become effective before mid-October, 1999.

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

      GT GLOBAL VARIABLE NEW PACIFIC FUND
       GT GLOBAL VARIABLE EUROPE FUND
       GT GLOBAL VARIABLE INTERNATIONAL FUND
       GT GLOBAL VARIABLE AMERICA FUND
       GT GLOBAL VARIABLE INFRASTRUCTURE FUND
       GT GLOBAL VARIABLE NATURAL RESOURCES FUND
       GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
       GT GLOBAL VARIABLE LATIN AMERICA FUND
       GT GLOBAL VARIABLE EMERGING MARKETS FUND
       GT GLOBAL VARIABLE GROWTH & INCOME FUND
       GT GLOBAL VARIABLE STRATEGIC INCOME FUND
       GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
       GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
       GT GLOBAL MONEY MARKET FUND

PROSPECTUS
MAY 3, 1999
AS REVISED JUNE 22, 1999
--------------------------------------------------------------------------------

                                          Fund shares are available as a pooled
                                          funding vehicle for variable annuity
                                          contracts offered by participating
                                          insurance companies. This prospectus
                                          should be accompanied by the
                                          prospectus for such contracts. These
                                          prospectuses contain important
                                          information. Please read them before
                                          investing and keep them for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information in
                                          this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          An investment in GT Global Money
                                          Market Fund is not insured or
                                          guaranteed by the Federal Deposit
                                          Insurance Corporation or any other
                                          government agency. Although GT Global
                                          Money Market Fund seeks to preserve
                                          the value of your investment at $1.00
                                          per share, it is possible to lose
                                          money by investing in GT Global Money
                                          Market Fund.

                               Prospectus Page 1

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     [LOGO]

                                                                     Invest with
                                                Discipline-Registered Trademark-

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                         Page
                                                                                      -----------
INVESTMENT OBJECTIVES AND STRATEGIES, PRINCIPAL RISKS OF INVESTING IN THE FUNDS,
AND PERFORMANCE INFORMATION.........................................................            3
    New Pacific Fund................................................................            3
    Europe Fund.....................................................................            5
    International Fund..............................................................            7
    America Fund....................................................................            9
    Infrastructure Fund.............................................................           11
    Natural Resources Fund..........................................................           13
    Telecommunications Fund.........................................................           15
    Latin America Fund..............................................................           17
    Emerging Markets Fund...........................................................           20
    Growth & Income Fund............................................................           22
    Strategic Income Fund...........................................................           24
    Global Government Income Fund...................................................           27
    U.S. Government Income Fund.....................................................           30
    Money Market Fund...............................................................           32
FUND MANAGEMENT.....................................................................           34
    The Advisor and Sub-Advisors....................................................           34
    Advisor Compensation............................................................           34
    Sub-Advisor Compensation........................................................           34
    Portfolio Managers..............................................................           35
FINANCIAL HIGHLIGHTS................................................................           40
HOW TO INVEST.......................................................................           54
PRICING OF SHARES...................................................................           54
TAXES...............................................................................           55
OBTAINING ADDITIONAL INFORMATION....................................................           56

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

                               Prospectus Page 2

                           INVESTMENT OBJECTIVES AND
                         STRATEGIES, PRINCIPAL RISKS OF
                          INVESTING IN THE FUNDS, AND
                            PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

NEW PACIFIC FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in the securities of companies domiciled in twelve countries, other than Japan, located in the Pacific region, including developing countries, ie., those that are in the initial stages of their industrial cycles. These countries are designated as the fund's primary investment area, and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (1) is organized under the laws of a particular country and has a principal office in a particular country; or (2) derives 50% or more of its total revenues from business in that country, provided that, in the view of the portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere. The fund will normally invest in the securities of companies located in at least three different countries.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area, including developing countries. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the portfolio managers to be of comparable quality. The fund may invest in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

In selecting investments, the fund's portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The fund's portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers further allocate investments among fixed-income securities of particular issuers on the basis of their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting Pacific region countries, such as substantial economic or regulatory changes. Because the fund focuses its investments in Pacific region countries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                               Prospectus Page 3

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                                NEW PACIFIC FUND

[GRAPH]

12/31/94     -12.47%
12/31/95      -0.21%
12/31/96      30.97%
12/31/97     -41.11%
12/31/98     -14.54%

During the 5-year period shown in the bar chart, the highest quarterly return was 18.00% (quarter ended 12/31, 1998) and the lowest quarterly return was -30.58% (quarter ended 12/31, 1997).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE
                              1 YEAR      5 YEARS    OF FUND*
                              ---------  ---------  ----------
New Pacific Fund............     (14.54)%    (10.46)%     (4.32)%
MSCI [Combined] Pacific Free
  ex Japan Index**..........      (8.40)%     (7.73)%      2.78%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of MSCI [Combined] Pacific Free ex Japan Index since February 10, 1993, the fund's date of inception, and February 1, 1993, respectively.

** The Morgan Stanley Capital International [Combined] Pacific ex Japan Index measures the performance of 5 developed and emerging markets in the Pacific rim, excluding Japan. The index excludes shares that are not readily purchased by non-local investors.

                               Prospectus Page 4

EUROPE FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of companies domiciled in eighteen countries located in Europe. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund normally considers a company to be domiciled in a particular country if it (1) is organized under the laws of a particular country and has a principal office in a particular country; or (2) derives 50% or more of its total revenues from business in that country, provided that, in the view of the portfolio manager, the value of the issuer's securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area or in U.S. and foreign investment-grade debt securities, or securities deemed by the fund's portfolio managers to be of comparable quality. The fund may invest in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

In selecting investments, the portfolio manager seeks to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers further allocate investments among fixed-income securities of particular issuers on the basis of their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. In anticipation of or in response to adverse market conditions, the fund may also invest up to 100% of its total assets in the securities of U.S. issuers and denominated in U.S. dollars. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Because fund focuses its investments in European countries, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region.

The prices of securities of foreign issuers may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other foreign countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign countries located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                               Prospectus Page 5

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                                  EUROPE FUND

[GRAPH]

12/31/94      -0.59%
12/31/95       9.66%
12/31/96      30.25%
12/31/97      15.14%
12/31/98      15.98%

During the 5-year period shown in the bar chart, the highest quarterly return was 22.51% (quarter ended 3/31, 1998) and the lowest quarterly return was -21.24% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                           1 YEAR      5 YEARS      FUND*
                           ---------  ---------  ------------
Europe Fund..............      15.48%     13.65%      16.21%
MSCI Europe Index**......      28.53%     19.10%      21.03%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of MSCI Europe Index since February 10, 1993, the fund's date of inception, and February 1, 1993, respectively.

** The Morgan Stanley Capital International Europe Index is an unmanaged index that is designed to represent the performance of developed stock markets in Europe.

                               Prospectus Page 6

INTERNATIONAL FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in the securities of companies domiciled in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and Venezuela. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (1) is organized under the laws of a particular country and has a principal office in a particular country; or (2) derives 50% or more of its total revenues from business in that country, provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in equity securities of companies domiciled outside its primary investment area, including developing countries. The fund may also invest up to 35% of its total assets in U.S. and foreign investment grade debt securities, or securities deemed by the portfolio managers to be of comparable quality. The fund may invest in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycle.

In selecting investments, the portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The portfolio managers balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers further allocate investments among fixed-income securities of particular issuers on the basis of their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold cash or invest all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If it does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

In addition, the prices of securities of foreign issuers may be further affected by other factors including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of some foreign countries are smaller and less developed than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature

                               Prospectus Page 7
economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                               INTERNATIONAL FUND

[GRAPH]

12/31/95      -1.14%
12/31/96       8.52%
12/31/97       6.93%
12/31/98      -0.64%

During the 4-year period shown in the bar chart, the highest quarterly return was 15.13% (quarter ended 12/31, 1998) and the lowest quarterly return was -21.95% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       LIFE OF
                                                            1 YEAR      FUND*
                                                            ------   ------------
International Fund........................................    (.69)%     1.60%
MSCI EAFE Index**.........................................   20.00%      8.22%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI EAFE Index since July 5, 1994, the fund's date of inception, and July 1, 1994, respectively.

** The Morgan Stanley Capital International Europe, Australasia, and the Far East (EAFE)-Registered Trademark- Index is an unmanaged index that is designed to represent the performance of 20 major world stock exchanges.

                               Prospectus Page 8

AMERICA FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in the equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap-TM- Index.

The fund may invest up to 35% of its total assets in equity securities of other U.S. issuers or in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify those companies that are, in the portfolio managers' view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the potential lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                               Prospectus Page 9

                                  AMERICA FUND

[GRAPH]

12/31/94      18.88%
12/31/95      25.37%
12/31/96      18.55%
12/31/97      14.88%
12/31/98       8.09%

During the 5-year period shown in the bar chart, the highest quarterly return was 28.84% (quarter ended 12/31, 1998) and the lowest quarterly return was -25.59% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                           1 YEAR      5 YEARS      FUND*
                           ---------  ---------  ------------
America Fund.............       8.09%     17.02%      16.96%
Russell Midcap-TM-
  Index**................      10.09%     17.35%      16.70%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of Russell Midcap-TM- Index since February 10, 1993, the fund's date of inception, and February 1, 1993, respectively.

** The Russell Midcap-TM- Index measures the performance of the smallest 800 companies in the Russell 1000-Registered Trademark- Index. These companies are considered representative of medium-sized companies.

                               Prospectus Page 10

INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term capital growth.

The fund seeks to meet this objective by normally investing at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies. The fund considers an "infrastructure company" to be one that: (1) derives at least 50% of its revenues or earnings from infrastructure activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, develop, or provide products and services significant to a country's infrastructure (such as transportation systems, communications equipment and services, nuclear power and other energy sources, water supply, and oil, gas and coal exploration). The fund may invest up to 35% of its assets in debt securities issued by infrastructure companies, or in equity and debt securities of other companies the portfolio manager believes will benefit from developments in the infrastructure industry.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies. The portfolio may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The portfolio manager allocates the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting infrastructure industry, such as substantial political, environmental, and other governmental regulation. Such regulation may, among other things, increase compliance costs and proscribe the development of new technologies. In addition, increases in fuel, energy, and other prices have historically limited the growth potential of infrastructure companies.

Because the fund focuses its investments in the infrastructure industries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less

                               Prospectus Page 11
publicly available information about foreign companies than about U.S.
companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.
                              INFRASTRUCTURE FUND

[GRAPH]

12/31/96      24.88%
12/31/97       5.00%
12/31/98       6.34%

During the 3-year period shown in the bar chart, the highest quarterly return was 14.34% (quarter ended 12/31, 1998) and the lowest quarterly return was -15.82% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                  LIFE OF
                                     1 YEAR        FUND*
                                     ---------  ------------
Infrastructure Fund................       6.34%      11.69%
MSCI AC World Index**..............      21.72%      17.95%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI AC World Index since January 31, 1995, the fund's date of inception.

** The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

                               Prospectus Page 12

NATURAL RESOURCES FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term capital growth.

The fund seeks to meet this objective by normally investing at least 65% of its total assets in equity securities of domestic and foreign natural resources companies. The fund considers a "natural resources" company to be one that (1) derives at least 50% of its revenues or earnings from natural resource activities, or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that own, explore, or develop natural resources (such as oil, metals, forest products, and chemicals) and other basic commodities (such as foodstuffs) or supply goods and services to such companies. The fund may invest up to 35% of its assets in debt securities issued by natural resources companies, or in equity and debt securities of other companies the portfolio manager believes will benefit from developments in the natural resources industries.

The fund will normally invest in the securities of issuers located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest substantially in securities denominated in one or more currencies. The fund may invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The portfolio manager allocates the fund's assets among securities of companies in these natural resource industries and commodity groups that are expected to provide the best opportunities during periods of rising inflation. In analyzing specific companies for possible investment, the portfolio manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.
In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting natural resources industry, such as increasing regulation of the environment by both U.S and foreign governments. Increased environmental regulations may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value is also affected by changing commodity prices, which can be highly volatile and are subject to the risks of oversupply and reduced demand.

Because the fund focuses its investments in the natural resources industries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely

                               Prospectus Page 13
affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                             NATURAL RESOURCES FUND

[GRAPH]

12/31/96      51.15%
12/31/97       1.29%
12/31/98     -33.01%

During the 3-year period shown in the bar chart, the highest quarterly return was 30.72% (quarter ended 9/30, 1997) and the lowest quarterly return was -20.75% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                           LIFE OF
                            1 YEAR          FUND*
                            ----------     --------
Natural Resources Fund...       (33.01)%       5.94%
MSCI AC World Index**....        21.72%       17.95%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI AC World Index since January 31, 1995, the fund's date of inception.

** The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

                               Prospectus Page 14

TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to meet this objective by investing at least 65% of its total assets in equity securities of domestic and foreign telecommunications companies. The fund considers a "telecommunications company" to be one that (1) derives at least 50% of its revenues or earnings from telecommunications activities, or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that develop or provide communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting. The fund may invest up to 35% of its assets in debt securities issued by telecommunications companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the telecommunications industries.

The fund will normally invest in the securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

The fund may invest in companies located in developing countries, i.e., those that are in their initial stages of their industrial cycles. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds."

The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial governmental regulation. Because the fund focuses its investments in the telecommunications industries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

                               Prospectus Page 15

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                            TELECOMMUNICATIONS FUND

[GRAPH]

12/31/94       7.15%
12/31/95      23.66%
12/31/96      19.34%
12/31/97      14.56%
12/31/98      22.11%

During the 5-year period shown in the bar chart, the highest quarterly return was 30.84% (quarter ended 12/31, 1998) and the lowest quarterly return was -23.31% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                           1 YEAR      5 YEARS      FUND*
                           ---------  ---------  ------------
Telecommunications
  Fund...................      22.11%     17.21%      18.41%
MSCI AC World Index**....      21.72%     14.48%      14.11%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI AC World Index since October 18, 1993, the fund's date of inception, and October 31, 1993, respectively.

** The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

                               Prospectus Page 16

LATIN AMERICA FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's investment objective is capital appreciation.

The fund seeks to meet this objective by investing at least 65% of its total assets in equity and debt securities of Latin American issuers. The fund considers securities of "Latin American issuers" to include: (1) securities of companies organized under the laws of, or having a principal office located in, a Latin American country; (2) securities of companies that derive 50% or more of their total revenues from business in Latin America, provided that, in the view of the portfolio manager, the value of such issuers' securities reflect Latin American developments to a greater extent than developments elsewhere; (3) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (4) U.S. dollar denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; and (5) securities of Latin American issuers in the form of depositary shares. The fund considers Latin America to include Mexico and the countries within Central and South America and the Caribbean many of which are considered developing countries, i.e., those that are in the initial stages of their industrial cycles.

The fund will normally invest a majority of its assets in equity securities. The fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers. The fund may also invest up to 50% of its total assets in debt securities, which may consist of lower-quality debt securities, e.g., "junk bonds" and "Brady Bonds." Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly-issued bonds. The fund currently expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The fund may invest more than 25% of its total assets in any of these four countries but expects to invest no more than 60% of its total assets in any one country. The fund may invest up to 35% of its total assets in a combination of equity and debt securities of U.S. issuers.

In allocating investments among the various Latin American countries, the portfolio manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization, and monetary conditions and the political outlook in each country. Further, the portfolio manager selects between debt and equity investments based on additional economic criteria such as fundamental economic strength, expected corporate profits, the condition of balance of payments, changes in the terms of trade, and currency and interest rate trends. The portfolio manager considers whether to sell a particular security when any of those factors materially changes.

The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

Because fund focuses its investments in Latin America, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                               Prospectus Page 17

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund to be subject to greater investment and credit risk, than if it invested more broadly.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or prices due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditor's claims. The value of lower quality debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Under some political, diplomatic, social, or economic circumstances, some Latin American countries that issue lower-quality debt securities may be unable or unwilling to make principal or interest repayments as they come due.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 18

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.
                               LATIN AMERICA FUND

[GRAPH]

12/31/94       9.14%
12/31/95     -24.14%
12/31/96      22.48%
12/31/97      14.53%
12/31/98     -41.70%

During the 5-year period shown in the bar chart, the highest quarterly return was 36.10% (quarter ended 9/30, 1994) and the lowest quarterly return was -33.28% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                          LIFE
                                                           OF
                              1 YEAR        5 YEARS      FUND*
                              ---------     --------     ------
Latin America Fund..........     (41.70)%      (7.51)%     (.04)%
MSCI Emerging Latin America
  Index**...................     (35.29)%      (2.85)%     5.15%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI Emerging Latin America Index since February 10, 1993, the fund's date of inception, and February 1, 1993, respectively.

** The Morgan Stanley Capital International Emerging Latin America Index measures the performance of securities listed on the exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela.

                               Prospectus Page 19

EMERGING MARKETS FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's investment objective is long-term growth of capital.

The fund seeks to meet this objective by investing at least 65% of its total assets in equity securities of companies in emerging markets, which consist of all countries determined by the portfolio managers to be developing or emerging economies and markets, generally including every country in the world except the United States, Canada, Japan, Australia, New Zealand, and most countries located in Western Europe. Many of these countries are considered developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may also invest up to 35% of its assets in debt securities of government or corporate issuers in emerging markets, in equity and debt securities of issuers in developed countries, including the United States, and in cash and money market instruments.

The fund normally invests a majority of its assets in equity securities. The fund may invest up to 20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds." The fund ordinarily will be invested in the securities of issuers in at least three different emerging markets countries.

In selecting countries in which to invest, the portfolio managers look principally for strongly developing economies and increasingly sophisticated markets. Within these countries, the portfolio managers ordinarily look for economic and political factors, including currency movements, that are likely to produce above-average growth rates. In analyzing specific companies for possible investment, the portfolio managers invest in those companies that are best positioned and managed to take advantage of these economic and political factors. In evaluating investments in companies in developed markets, the portfolio managers consider, among other things, the business activities of the company in emerging markets and the impact that developments in emerging markets are likely to have on the company. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of common stocks issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

                               Prospectus Page 20

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or prices due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditor's claims. The value of junk bonds often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds may be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                             EMERGING MARKETS FUND

[GRAPH]

12/31/95      -7.54%
12/31/96      31.07%
12/31/97     -13.76%
12/31/98     -36.90%

During the 4-year period shown in the bar chart, the highest quarterly return was 17.28% (quarter ended 3/31, 1996) and the lowest quarterly return was -27.32% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                              LIFE OF
                                 1 YEAR        FUND*
                                 ---------  ------------
Emerging Markets Fund..........     (36.90%)       (8.83%)
MSCI Emerging Markets Free
  Index**......................     (25.34%)       (8.04%)

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI Emerging Markets Free Index since July 5, 1994, the fund's date of inception, and July 1, 1994, respectively.

** The Morgan Stanley Capital International Emerging Markets Free Index measures the performance of securities listed on the exchanges of 26 countries. The index excludes shares that are not readily purchased by non-local investors.

                               Prospectus Page 21

GROWTH & INCOME FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's investment objectives are long-term capital appreciation together with current income.

The fund seeks to meet these objectives by investing at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which: (1) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (2) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. or Standard & Poor's, or are deemed by the portfolio managers to be of comparable quality. The fund may invest up to 35% of its total assets in other equity securities and government and corporate debt securities that are investment grade, i.e., rated within one of the four highest ratings categories by Moody's or S&P, or are deemed by the portfolio managers to be of comparable quality. The fund may purchase debt obligations issued or guaranteed by the U.S. or foreign governments, including foreign states, provinces or municipalities, or their agencies, authorities, or instrumentalities and debt obligations of supranational organizations, such as the World Bank.

The fund will normally invest in securities of issuers in at least three countries, including the United States. However, the fund may invest no more than 40% of its assets in securities of issuers in any one country, other than the U.S. The fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

The portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objective are expected to be the most attractive. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic, and industry sectors within the fund. Further, the portfolio managers select debt securities of particular issuers based on additional economic and countries criteria such as yield, maturity, issue classification, and quality characteristics. The relative proportions of equity and debt securities held by the fund depend upon the portfolio managers' assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. Currency investments are based on economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payment status, and economic policies) and on political and technical data. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold or invest all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

The prices of foreign securities may be further affected by other factors including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S.

                               Prospectus Page 22
companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

Because it is non-diversified, the fund may invest in fewer issuers than if it was a diversified fund. Thus the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                              GROWTH & INCOME FUND

[GRAPH]

12/31/94      -2.85%
12/31/95      15.49%
12/31/96      16.33%
12/31/97      16.22%
12/31/98      19.60%

During the 5-year period shown in the bar chart, the highest quarterly return was 12.21% (quarter ended 12/31, 1998) and the lowest quarterly return was -7.64% (quarter ended 9/30, 1998).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                   LIFE OF
                            1 YEAR      5 YEARS     FUND*
                            ---------  ---------  ---------
Growth & Income Fund......      19.62%     12.65%     13.76%
MSCI AC World Index**.....      21.72%     14.48%     16.42%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the MSCI AC World Index since February 10, 1993, the fund's date of inception, and February 1, 1993, respectively.

** The Morgan Stanley Capital International All Country World Index measures the performance of securities listed on the major world stock exchanges of 47 markets, including both developed and emerging markets.

                               Prospectus Page 23

STRATEGIC INCOME FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's primary investment objective is high current income and its secondary investment objective is capital appreciation.

The fund seeks to meet these objectives by investing primarily in debt securities, including mortgage-backed and asset-backed securities, of issuers in the United States and developed and developing countries, i.e., those that are in the initial stages of their industrial cycles. The securities of issuers in developing countries may consist substantially of "Brady Bonds" and other sovereign debt securities issued by governments of such countries and traded in the markets of developed countries or groups of developed countries without regard to ratings. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds.

The fund normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed-income securities that are either rated at least investment grade by Moody's Investors Service, Inc. or Standard & Poor's (rated in the four highest ratings categories by Moody's or S&P), or that the fund's portfolio managers believe to be of comparable quality. The fund may invest up to 50% of its assets in debt securities that are rated below investment grade by such agencies or that the fund's portfolio managers believe to be of comparable quality, i.e., "junk bonds." The fund may also invest up to 35% of its total assets in equity securities. The fund may invest a significant portion of its assets in the securities of U.S. issuers.

The portfolio managers allocate assets among securities of countries and in currency denominations that are expected to provide the most attractive opportunities for meeting the fund's investment objectives. The portfolio managers consider fundamental economic strength, credit quality, and currency and interest rate trends in emphasizing various country, geographic and industry sectors within the fund. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based on factors such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies and multinational currency units), money market instruments, or high-quality debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fund-rate securities.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less

                               Prospectus Page 24
publicly available information about foreign companies than about U.S.
companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of common stocks issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds may be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 25

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                             STRATEGIC INCOME FUND

[GRAPH]

12/31/94     -17.09%
12/31/95      19.50%
12/31/96      21.59%
12/31/97       7.14%
12/31/98      -0.61%

During the 5-year period shown in the bar chart, the highest quarterly return was 9.79% (quarter ended 3/31, 1995) and the lowest quarterly return was -17.63% (quarter ended 3/31, 1994).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                     LIFE OF
                              1 YEAR      5 YEARS     FUND*
                              ---------  ---------  ---------
Strategic Income Fund.......      (.61)%      5.11%      8.72%
J.P. Morgan Global
  Government Bond Index**...      15.31%      8.09%      8.72%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the J.P. Morgan Global Government Bond Index since February 10, 1993, the fund's date of inception.

** The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds from 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

                               Prospectus Page 26

GLOBAL GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVES AND STRATEGIES
The fund's primary investment objective is high current income and its secondary investment objectives are capital appreciation and protection of capital.

The fund seeks to meet these objectives by investing at least 65% of its total assets in debt securities (including mortgage-backed securities) issued or guaranteed by U.S. and foreign governments or by their agencies, authorities, and instrumentalities, as well as by supranational entities such as the World Bank. The fund primarily invests in high quality government debt securities that are rated in the top two ratings categories by Moody's Investors Service, Inc. or Standard & Poor's, or deemed by the portfolio managers to be of comparable quality. The fund may invest in lower-quality debt securities, i.e., "junk bonds."

The fund may invest up to 35% of its total assets in: (1) foreign government securities that are rated within the third and fourth highest ratings categories by Moody's or S&P or deemed by the portfolio managers to be of comparable quality; (2) corporate debt obligations of U.S. or foreign issuers rated at least investment grade (rated within the four highest ratings categories by Moody's or S&P; (3) privately issued mortgage-backed and asset-backed securities that are rated at least investment grade, or deemed by the portfolio managers to be of comparable quality; and (4) common stocks, preferred stocks and warrants, provided that the fund will invest no more than 20% of its total assets in such securities.

The fund will normally invest in securities issued by at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 40% of its total assets in securities of any one country, other than the U.S. The fund will only invest in a foreign currency or in securities denominated in a foreign currency if the portfolio managers consider the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

The portfolio managers allocate assets among securities of countries and in currency denominations where the combination of fixed-income market returns, price appreciation of fixed-income securities, and currency exchange rate movements will present opportunities for meeting the fund's investment objectives. The principal determinants of the emphasis given to various country, geographic, and industry sectors within the fund are fundamental economic strength, credit quality, and currency and interest rate trends. Further, the portfolio managers select particular issuers based on additional economic criteria such as yield, maturity, issue classification, and quality characteristics. Currency investments are based upon economic factors (such as relative inflation, interest rate levels and trends, growth rate forecasts, balance of payments status, and economic policies) and on political and technical data. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

The fund is non-diversified. With respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies and multinational currency units), money market instruments, or high quality-debt securities. As a result, the fund may not achieve its investment objectives.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk. The fund could also lose money if any debt securities that it holds are downgraded or go into default.

Mortgage-backed and asset backed securities are subject to different risks from bonds and, as a result, may respond to changes in interest rates differently. If interest rates fall, people refinance or pay off their mortgages ahead of time, which may cause mortgage-backed securities to lose value. If interest rates rise, many people may refinance or prepay their mortgages at a slower-than-expected rate. This may effectively lengthen the life of mortgage-backed securities, which may cause the

                               Prospectus Page 27
securities to be more sensitive to changes in interest rates.

The prices of foreign securities may be further affected by other factors, including:

CURRENCY EXCHANGE RATES -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

POLITICAL AND ECONOMIC CONDITIONS -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

REGULATIONS -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

MARKETS -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

These factors may affect the price of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

Sovereign debt securities of developing country governments are generally lower-quality debt securities. Sovereign debt securities are subject to the additional risk that, under some political, diplomatic, social, or economic circumstances, some developing countries that issue lower quality debt securities may be unable or unwilling to make principal or interest payments as they come due.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times, the bonds could be difficult to value or to sell at a fair price. Credit ratings on junk bonds do not reflect their actual market risk.

Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater investment and credit risk, than if the fund invested more broadly.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 28

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                         GLOBAL GOVERNMENT INCOME FUND

[GRAPH]

12/31/94      -8.70%
12/31/95      15.86%
12/31/96       6.17%
12/31/97       4.37%
12/31/98      12.69%

During the 5-year period shown in the bar chart, the highest quarterly return was 6.53% (quarter ended 3/31, 1995) and the lowest quarterly return was -6.38% (quarter ended 3/31, 1994).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                     LIFE OF
                              1 YEAR      5 YEARS     FUND*
                              ---------  ---------  ---------
Global Government Income
  Fund......................      12.69%      5.72%      6.43%
J.P. Morgan Global
  Government Bond Index**         15.31%      8.09%      8.72%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the J.P. Morgan Global Government Bond Index since February 10, 1993, the fund's date of inception.

** The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds from 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

                               Prospectus Page 29

U.S. GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The fund's investment objective is a high level of current income, consistent with preservation of capital.

The fund seeks to meet this objective by investing at least 65% of its total assets in U.S. government securities including direct obligations of U.S. Treasury and obligations issued or guaranteed by U.S. government agencies and instrumentalities (including mortgage-backed securities). Within the latter group are: (1) securities supported by the full faith and credit of the United States; (2) securities supported by the right to borrow from the U.S. Treasury; and (3) securities supported primarily or solely by the creditworthiness of the issuer.

The fund may invest up to 35% of its total assets in: (1) foreign government securities, including those of supranational entities such as the World Bank and the Asian Development Bank, rated at least of investment grade (rated within the four highest ratings categories by Moody's Investors Service, Inc. or Standard & Poor's, or determined by the fund's sub-advisor to be of comparable quality);
(2) U.S. government securities that are rated within the third or fourth highest ratings categories by Moody's or S&P; (3) privately issued mortgage-backed or asset-backed securities that are rated at least investment grade, or determined by the fund's sub-advisor to be of comparable quality; and (4) commercial paper and other short-term obligations of U.S. and foreign corporations rated at least A-1 by S&P or Prime-1 by Moody's, or determined by the fund's sub-advisor to be of comparable quality.

The fund may invest in securities issued by one country but denominated in the currency of another country (or a multinational currency unit) but will only invest in such securities if the fund's sub-advisor considers the currency to be fully exchangeable into U.S. dollars or a multinational currency unit.

In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high quality debt securities. As a result, the fund may not achieve its investment objective.

The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk. The fund could also lose money if any debt securities that it holds are downgraded or go into default.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 30

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                          U.S. GOVERNMENT INCOME FUND

[GRAPH]

12/31/94      -6.27%
12/31/95      14.73%
12/31/96       2.23%
12/31/97       8.30%
12/31/98       9.06%

During the 5-year period shown in the bar chart, the highest quarterly return was 5.44% (quarter ended 9/30, 1998) and the lowest quarterly return was -4.97% (quarter ended 3/31, 1994).

PERFORMANCE TABLE
The following performance table compares the fund's performance to that of a broad-based securities market index.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                     LIFE OF
                              1 YEAR      5 YEARS     FUND*
                              ---------  ---------  ---------
U.S. Government Income
  Fund......................       9.06%      6.48%      5.36%
J.P. Morgan U.S. Government
  Bond Index**..............      10.25%      6.17%      7.55%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund and of the J.P. Morgan U.S. Government Bond Index since February 10, 1993, the fund's date of inception.

** The J.P. Morgan U.S. Government Bond Index is a market value-weighted index of U.S. Treasury issues with remaining maturities of at least one year. It includes the effect of reinvested coupons and is measured in U.S. dollars.

                               Prospectus Page 31

MONEY MARKET FUND

INVESTMENT OBJECTIVE AND STRATEGIES
The investment objective of the Money Market Fund is maximum current income consistent with liquidity and conservation of capital.

The fund seeks to meet this objective by investing in high-quality, U.S. dollar denominated money market instruments. The fund seeks to maintain a net asset value of $1.00 per share. To do so, the fund will maintain a dollar-weighted average maturity of 90 days or less and will purchase only instruments having remaining maturities of 13 months or less.

The fund may invest only in first-tier high-quality U.S. dollar-denominated money market securities determined by the fund's investment advisor to present minimal credit risks. First-tier high quality securities are those that have received the highest rating for short-term securities from at least two nationally ranked statistical ratings organizations, such as Moody's Investors Service, Inc. or Standard & Poor's, or were determined by the fund's investment advisor to be of comparable quality. These include: (1) obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities (including direct obligations of the U.S. Treasury, obligations backed by the full faith and credit of U.S. government, obligations supported primarily or solely by the creditworthiness of the issuer, and similar U.S. dollar-denominated instruments of foreign governments and their agencies and instrumentalities); (2) obligations such as certificates of deposit and banker's acceptances of U.S. and non-U.S. banks with total assets of at least $1 billion; (3) interest-bearing deposits in principal amounts less than the FDIC insurance limit in U.S. commercial and savings banks with total assets of at least $1 billion, up to 5% of the fund's assets; (4) commercial paper and other short-term debt obligations of U.S. and foreign companies rated at least Prime-1 by Moody's or A-1 by S&P, or determined by the fund's investment advisor to be of comparable quality; and (5) repurchase agreements secured by any of the above securities.

In managing the fund, the fund's investment advisor may employ several professional money management techniques, including varying the composition of the fund's investments and the average weighted maturity of the fund's securities within the limitations described above. Decisions on whether to use such techniques are based upon the fund's investment advisor's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions, and shifts in fiscal and monetary policy. The fund's investment advisor's also may seek to improve the fund's income by purchasing and selling securities, taking advantage of yield disparities occurring in the market.

PRINCIPAL RISKS OF INVESTING IN THE FUND
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and other service providers are unable to distinguish the year 2000 from the year 1900.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund is offered exclusively for investment in separate accounts that fund certain variable annuity contracts offered by certain life insurance companies. The information below does not reflect charges and fees associated with those separate accounts. Those charges and fees will reduce returns. The fund's past performance is not necessarily an indication of its future performance.

                               Prospectus Page 32

                              ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's shares from year to year. The bar chart does not reflect charges or fees associated with investment in the fund through separate accounts. If it did, the total annual returns would be lower.

                               MONEY MARKET FUND

[GRAPH]

12/31/94       3.48%
12/31/95       5.24%
12/31/96       4.75%
12/31/97       5.39%
12/31/98       5.22%

During the 5-year period shown in the bar chart, the highest quarterly return was 1.66% (quarter ended 12/31, 1997) and the lowest quarterly return was 0.62% (quarter ended 3/31, 1994).

PERFORMANCE TABLE
The following performance table shows the fund's average annual total return for the periods indicated.

                         AVERAGE ANNUAL TOTAL RETURN(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                       LIFE OF
                                1 YEAR      5 YEARS     FUND*
                                ---------  ---------  ---------
Money Market Fund.............       5.22%      4.82%      4.52%

--------------
(1)   Assumes reinvestment of dividends and distributions.

* This column shows the returns of the fund since February 10, 1993, the fund's date of inception.

SEVEN-DAY YIELD
The Money Market Fund's seven-day yield on December 31, 1998 was 3.85%. For the current seven-day yield, call (800) 347-4246.

                               Prospectus Page 33

                                FUND MANAGEMENT

--------------------------------------------------------------------------------

THE ADVISOR AND SUB-ADVISORS
A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor.

INVESCO Asset Management Limited (IAML), an affiliate of the advisor, is the sub-advisor to each of the following funds:

  -  Europe Fund

  -  International Fund

  -  Latin America Fund

  -  Emerging Markets Fund

  -  Growth & Income Fund and

  -  Global Government Income Fund

INVESCO (NY), Inc. (INVESCO (NY)), an affiliate of the advisor, is the sub-advisor to each of the following funds:

  -  U.S. Government Income Fund

  -  Money Market Fund and

  -  Strategic Income Fund

INVESCO Asia Limited (IAL), an affiliate of the advisor, is the sub-advisor to New Pacific Fund.

Each fund's sub-advisor is responsible for that fund's day-to-day management, subject to the supervision of the advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. IAML is located at 11 Devonshire Square, London, EC2M 4YR, England. INVESCO (NY) is located at 1166 Avenue of the Americas, New York, NY 10036 and 50 California Street, San Francisco, CA 94111. IAL is located at Two Pacific Place, Suite 2106, 88 Queensway, Hong Kong.

The advisor and the sub-advisor together supervise all aspects of a fund's operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. IAML, INVESCO (NY), and IAL have each acted as investment advisors since their respective organizations in 1967, 1969, and 1972. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including those of the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During their last fiscal year ended December 31, 1998, the following funds each paid the advisor advisory fees of 1.00% of their respective net assets:

  -  New Pacific Fund

  -  Europe Fund

  -  International Fund

  -  Infrastructure Fund

  -  Natural Resources Fund

  -  Telecommunications Fund

  -  Latin America Fund

  -  Emerging Markets Fund and

  -  Growth & Income Fund

During their last fiscal year ended December 31, 1998, the following funds each paid the advisor advisory fees of 0.75% of their respective net assets:

  -  America Fund

  -  Strategic Income Fund

  -  Global Government Income Fund and

  -  U.S. Government Income Fund

During its last fiscal year ended December 31, 1998, the Money Market Fund paid the advisor advisory fees of 0.50% of its net assets.

SUB-ADVISOR COMPENSATION
During the funds' last fiscal year ended December 31, 1998, the advisor paid to a sub-advisor sub-advisory fees equal to 40% of the fees paid to it by each fund sub-advised by such sub-advisor.

                               Prospectus Page 34

                                NEW PACIFIC FUND

                             RESPONSIBILITIES FOR
NAME/OFFICE                        THE FUND                      BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Anna Tong                  Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since June 1998 and Managing
                            1998                      Director and Chief Investment Officer, INVESCO Asia Limited (Hong
                                                      Kong) since April 1997. Managing Director, INVESCO International
                                                      (FE) Ltd. (Hong King) and Director, INVESCO Investment Management
                                                      (HK) Ltd. (Hong Kong) since March 1985.
Sammy Lau                  Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since June 1998. Director
                            1998                      (since January 1996) and Associate Director (December 1994 to
                                                      January 1996), INVESCO Asia Limited (Hong Kong). Associate, J.P.
                                                      Morgan (Hong Kong) from November 1993 to November 1994. Investment
                                                      Manager, Baring International Asset Admin. Ltd. (Hong Kong) from
                                                      June 1990 to October 1993.

                                  EUROPE FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Steven Chamberlain         Portfolio Manager since   Senior Portfolio Manager for INVESCO Asset Management Ltd. since
                            1999                      1989

                               INTERNATIONAL FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Roger Yates                Portfolio Manager since   Global Chief Investment Officer (since October 1997) and
                            1996                      International Chief Investment Office (from September 1996 to
                                                      October 1997), INVESCO (NY), Inc. and INVESCO GT Asset Management.
                                                      Chief Investment Officer and Portfolio Manager for Europe and the
                                                      United Kingdom, INVESCO (NY), Inc. (from 1994 to 1996). Investment
                                                      Manager, Morgan Greenfell Asset Management, from 1988 to 1994.
Michael Lindsell           Portfolio Manager since   Head of Investment Strategy for Global Equities, INVESCO (NY), Inc.
                            1997                      and INVESCO GT Asset Management PLC (London) since 1996. Chief
                                                      Investment Officer, INVESCO GT Asset Management Asia Ltd. (Hong
                                                      Kong) from 1992 to 1996. Portfolio Manager, INVESCO (NY), Inc.
                                                      from 1992 to 1996.

                                  AMERICA FUND

                             RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  ------------------------------------------------------------------
Charles D. Scavone         Portfolio Manager since   Vice President of A I M Capital Management, Inc. ("AIM Capital"),
                            1999                      a wholly owned subsidiary of AIM and Portfolio Management for the
                                                      Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1998 and has been an investment professional since 1997. Prior to 1996, he was Associate Portfolio Manager for
                                                      Van Kampen American Capital Asset Management, Inc. from 1994 to
                                                      1996.

                               Prospectus Page 35

                             RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  ------------------------------------------------------------------
Kenneth A. Zschappel       Portfolio Manager since   Assistant Vice President of AIM Capital and Portfolio Manager for
                            1999                      the Fund since 1999. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1999.

                              INFRASTRUCTURE FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Claude C. Cody IV          Portfolio Manager since   Vice President of AIM Capital and Senior Portfolio Manager. Mr.
                            1999                      Cody has been associated with AIM and/or its affiliates since
                                                      1992.
Robert G. Alley            Portfolio Manager since   Senior Vice President of AIM Capital and Senior Portfolio Manager.
                            1999                      Mr. Alley has been associated with AIM and/or its affiliates since
                                                      1992.
Craig A. Smith             Portfolio Manager since   Vice President of AIM Capital and Senior Portfolio Manager. Mr.
                            1999                      Smith has been associated with AIM and/or its affiliates since
                                                      1989.
Carolyn L. Gibbs           Portfolio Manager since   Vice President of AIM Capital and Senior Portfolio Manager. Ms.
                            1999                      Gibbs has been associated with AIM and/or its affiliates since
                                                      1992.
Meggan M. Walsh            Portfolio Manager since   Vice President of AIM Capital. Ms. Walsh has been associated with
                            1999                      AIM and/or its affiliates since 1991.

                             NATURAL RESOURCES FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Derek H. Webb              Portfolio Manager since   Portfolio Manager since 1994 and Analyst (from 1992 to 1994),
                            1995                      INVESCO (NY), Inc.
Roger Mortimer             Portfolio Manager since   Portfolio Manager since 1997 and Assistant Portfolio Manager from
                            1999                      1995 to 1997.
Michael Yellen             Portfolio Manager since   Portfolio Manager since 1996, INVESCO (NY), Inc. Mr. Yellen has
                            1999                      been associated with AIM and/or its affiliates since 1994.

                            TELECOMMUNICATIONS FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
David P. Barnard           Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1982 and has been an investment professional since 1974.
Claude C. Cody IV          Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976.
Robert M. Kippes           Portfolio Manager since   Vice President of A I M Capital Management, Inc. and Portfolio
                            1999                      Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1969.

                               Prospectus Page 36

                             RESPONSIBILITIES FOR                           BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  ------------------------------------------------------------------
Jonathan C. Schoolar       Portfolio Manager since   Senior Vice President of A I M Capital Management, Inc. and
                            1999                      Portfolio Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1986 and has been an investment professional since 1983.
Kenneth A. Zschappel       Portfolio Manager since   Assistant Vice President of A I M Capital Management, Inc. and
                            1999                      Portfolio Manager for the Fund since 1999. He has been associated with AIM and/or its subsidiaries since 1992 and began working as an investment professional in 1990.
T. Bradley Conger          Portfolio Manager since   Portfolio Manager for the Fund since 1999. He has been associated
                            1999                      with AIM and/or its subsidiaries since 1997. From 1989 to 1997 he was a member of the Goldman Sachs & Co. international equity sales team.

                               LATIN AMERICA FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
David Manuel               Portfolio Manager since   Portfolio Manager for INVESCO Asset Management Ltd. since November
                            1997                      1997. Investment Analyst and Portfolio Manager for Abbey Life
                                                      Investment Services Ltd. (Bournemouth) from 1987 to 1997, and Head of Latin American Equities from 1994 to 1997.

                             EMERGING MARKETS FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Francesco Bertoni          Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since 1998 and Investment
                            1998                      Director, INVESCO Asset Management Ltd. since 1994. Joined INVESCO
                                                      London as Portfolio Manager in European Equity Team in 1990, moved to International Equity Team in 1993, and became responsible for
                                                      Global Emerging Markets products in 1995
Christine Rowley           Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc., INVESCO GT Asset Management,
                            1997                      and INVESCO GT Asset Asia Ltd. (Hong Kong), since 1992.

                              GROWTH & INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Michael Lindsell           Portfolio Manager since   Head of Investment Strategy for Global Equities, INVESCO (NY), Inc.
                            1998                      and INVESCO GT Asset Management PLC (London) since 1996. Chief
                                                      Investment Officer, INVESCO GT Asset Management Asia Ltd. (Hong
                                                      Kong) from 1992 to 1996. Portfolio Manager, INVESCO (NY), Inc.
                                                      from 1992 to 1996.
John Nadell                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc. since July 1998. Portfolio
                            1998                      Manager (since 1996) and Investment Analyst (1994 to 1996),
                                                      INVESCO GT Asset Management Japan Ltd. (Tokyo). Investment
                                                      Analyst, Pacific Equity Management, from 1990 to 1994.

                               Prospectus Page 37

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Paul Griffiths             Portfolio Manager since   Head of Global Fixed Income (since June 1997) and Portfolio Manager
                            1995                      (from 1994 to 1997), INVESCO (NY), Inc. and INVESCO GT Asset
                                                      Management. Global Bond Fund Manager, Lazard Investors, from 1993 to 1994.
Michael McDonagh           Portfolio Manager since   Portfolio Manager for GT London since 1992 and for INVESCO Asset
                            1998                      Management Ltd. since October 1988. From 1977 to 1992, was a
                                                      Portfolio Manager for GT Asia.

                             STRATEGIC INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Craig Munro                Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc., since August 1997. Vice
                            1998                      President and Senior Analyst in Emerging Markets Group of the
                                                      Global Fixed Income Division of Merrill Lynch Asset Management,
                                                      from 1993 to August 1997.
Cheng-Hock Lau             Portfolio Manager since   Chief Investment Officer for Global Fixed Income (since October
                            1998                      1996) and Senior Portfolio Manager for Global/ International Fixed
                                                      Income (July 1995 to October 1996), INVESCO (NY), Inc. Employed by
                                                      Chancellor Capital from 1995 to October 1996. Senior Vice
                                                      President and Senior Portfolio Manager, Fiduciary Trust Company
                                                      International, from 1993 to 1995.
Paul Griffiths             Portfolio Manager since   Head of Global Fixed Income (since June 1997) and Portfolio Manager
                            1999                      (from 1994 to 1997), INVESCO (NY), Inc. and INVESCO GT Asset
                                                      Management. Global Bond Fund Manager, Lazard Investors, from 1993 to 1994.
Kieron Nutbrown            Portfolio Manager since   Portfolio Manager for INVESCO Asset Management Group Ltd. since
                            1999                      March 1997. Quantitative Analyst and Portfolio Manager for Foreign
                                                      & Colonial Management from 1994 to 1997.

                         GLOBAL GOVERNMENT INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Thomas J. Berger           Portfolio Manager since   Director and Head of the Global Fixed Income Group for INVESCO
                            1999                      Asset Management Ltd. since 1997. Director of Mercury Asset
                                                      Management PLC from 1993 to 1997.
Paul Griffiths             Portfolio Manager since   Head of Global Fixed Income (since June 1997) and Portfolio Manager
                            1999                      (from 1994 to 1997), INVESCO (NY), Inc. and INVESCO GT Asset
                                                      Management. Global Bond Fund Manager, Lazard Investors, from 1993 to 1994.
Kieron Nutbrown            Portfolio Manager since   Portfolio Manager for INVESCO Asset Management Group Ltd. since
                            1999                      March 1997. Quantitative Analyst and Portfolio Manager for Foreign
                                                      & Colonial Management from 1994 to 1997.

                               Prospectus Page 38

                          U.S. GOVERNMENT INCOME FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since   Chief Investment Officer for Global Fixed Income (since October
                            1998                      1996) and Senior Portfolio Manager for Global/ International Fixed
                                                      Income (July 1995 to October 1996), INVESCO (NY), Inc. Employed by
                                                      Chancellor Capital from 1995 to October 1996. Senior Vice
                                                      President and Senior Portfolio Manager, Fiduciary Trust Company
                                                      International, from 1993 to 1995.
Edward J. O'Hara           Portfolio Manager since   Senior Portfolio Manager, High Grade Fixed Income Group, INVESCO
                            1998                      (NY), Inc., since August 1995. Senior Manager, Ark Asset
                                                      Management, Inc. (formerly Lehman Asset Management Company, Inc.), from 1989 to August 1995.

                               MONEY MARKET FUND

                             RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                        THE FUND                              DURING THE PAST FIVE YEARS
-------------------------  ------------------------  -------------------------------------------------------------------
Cheng-Hock Lau             Portfolio Manager since   Chief Investment Officer for Global Fixed Income (since October
                            1998                      1996) and Senior Portfolio Manager for Global/ International Fixed
                                                      Income (July 1995 to October 1996), INVESCO (NY), Inc. Employed by
                                                      Chancellor Capital from 1995 to October 1996. Senior Vice
                                                      President and Senior Portfolio Manager, Fiduciary Trust Company
                                                      International, from 1993 to 1995.
Heidi Koch                 Portfolio Manager since   Portfolio Manager, INVESCO (NY), Inc., since October 1996. Employed
                            1997                      by Chancellor Capital from 1991 to October 1996.

                               Prospectus Page 39

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of each fund for the past 5 years. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report, which is available upon request.

                      GT GLOBAL VARIABLE INVESTMENT SERIES

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                            VARIABLE NEW PACIFIC FUND
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 10.50        $ 18.02        $ 13.92        $ 14.01         $ 16.07
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.27(a)        0.26(b)        0.13(c)        0.20(d)         0.08(e)
  Net realized and unrealized gain (loss) on
   investments....................................      (1.80)         (7.61)          4.16          (0.23)          (2.08)
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                         (1.53)         (7.35)          4.29          (0.03)          (2.00)
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................      (0.25)         (0.10)         (0.19)         (0.06)          (0.06)
  From net realized gain on investments...........         --          (0.07)            --             --              --
  In excess of net investment income..............         --             --             --             --              --
  In excess of net investment income..............         --             --             --             --              --
  Return of capital...............................         --             --             --             --              --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (0.25)         (0.17)         (0.19)         (0.06)          (0.06)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $  8.72        $ 10.50        $ 18.02        $ 13.92         $ 14.01
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (f).......................     (14.54)%       (41.11)%        30.97%         (0.21)%        (12.47)%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $11,010        $16,490        $32,670        $23,025         $19,391
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       2.38%          1.50%          0.88%          1.27%           0.83%
  Without reimbursement and/or expense
   reductions.....................................       1.85%          1.16%          0.60%          1.74%           0.48%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.23%          1.09%          1.12%          1.14%           1.25%
  Without reimbursement and/or expense
   reductions.....................................       1.76%          1.43%          1.40%          1.61%           1.60%
Ratio of interest expense to average net assets...       0.02%            --%            --%            --%             --%
Portfolio turnover................................        102%            93%            70%            67%             30%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.05.

(b) Includes reimbursement of Fund operating expenses of $0.02.

(c) Includes reimbursement of Fund operating expenses of $0.04.

(d) Includes reimbursement of Fund operating expenses of $0.04.

(e) Includes reimbursement of Fund operating expenses of $0.03.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 40

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                              VARIABLE EUROPE FUND
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 22.52        $ 21.34        $ 16.52        $ 15.22         $ 15.33
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.08(a)        0.05(b)        0.05(c)        0.18(d)         0.16(e)
  Net realized and unrealized gain (loss) on
   investments....................................       3.74           3.10           4.93           1.28           (0.25)
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                          3.82           3.15           4.98           1.46           (0.09)
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................      (0.05)         (0.06)         (0.16)         (0.16)             --
  From net realized gain on investments...........      (2.97)         (1.91)            --             --           (0.02)
  In excess of net investment income..............         --             --             --             --              --
  In excess of net investment income..............         --             --             --             --              --
  Return of capital...............................         --             --             --             --              --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (3.02)         (1.97)         (0.16)         (0.16)          (0.02)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $ 23.32        $ 22.52        $ 21.34        $ 16.52         $ 15.22
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (f).......................      15.98%         15.15%         30.25%          9.66%          (0.59)%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $32,617        $27,410        $24,537        $15,641         $15,020
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       0.34%          0.22%          0.36%          1.12%           1.48%
  Without reimbursement and/or expense
   reductions.....................................       0.30%          0.01%          0.09%          0.60%           1.07%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.23%          1.20%          1.20%          1.20%           1.25%
  Without reimbursement and/or expense
   reductions.....................................       1.27%          1.41%          1.47%          1.72%           1.66%
Ratio of interest expense to average net assets...       0.32%            --%            --%            --%             --%
Portfolio turnover................................        107%           117%            56%           123%             61%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.01.

(b) Includes reimbursement of Fund operating expenses of $0.02.

(c) Includes reimbursement of Fund operating expenses of $0.04.

(d) Includes reimbursement of Fund operating expenses of $0.08.

(e) Includes reimbursement of Fund operating expenses of $0.04.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 41

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                           VARIABLE INTERNATIONAL FUND
                                                    -------------------------------------------------------------------------
                                                                                                                JULY 5, 1994
                                                                                                                (COMMENCEMENT
                                                                                                                     OF
                                                                                                                 OPERATIONS)
                                                                     YEAR ENDED DECEMBER 31,                         TO
                                                    ---------------------------------------------------------   DECEMBER 31,
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 12.72        $ 11.91        $ 11.01        $ 11.25         $ 12.00
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.10*(a)       0.15(b)        0.05(c)        0.09(d)         0.06(e)
  Net realized and unrealized gain (loss) on
   investments....................................      (0.11)          0.68           0.89          (0.22)          (0.76)
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                         (0.01)          0.83           0.94          (0.13)          (0.70)
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................      (0.09)         (0.02)            --          (0.09)          (0.05)
  From net realized gain on investments...........      (0.75)            --          (0.04)         (0.02)             --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (0.84)         (0.02)         (0.04)         (0.11)          (0.05)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $ 11.87        $ 12.72        $ 11.91        $ 11.01         $ 11.25
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (f)+......................      (0.64)%         6.93%          8.52%         (1.14)%         (5.81)%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 7,327        $ 5,929        $ 4,782        $ 3,663         $ 2,229
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense
   reductions++...................................       1.64%          1.22%          0.48%          0.93%           3.33%
  Without reimbursement and/or expense
   reductions++...................................       0.56%          0.05%         (0.86)%        (1.35)%         (2.56)%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense
   reductions++...................................       1.25%          1.14%          1.15%          1.25%           0.69%
  Without reimbursement and/or expense
   reductions++...................................       2.33%          2.31%          2.49%          3.53%           6.58%
Ratio of interest expense to average net assets...       0.09%            --%            --%            --%             --%
Portfolio turnover++..............................        105%           112%            92%           107%             17%

------------------
*   Calculated based upon average shares outstanding during the period.

(a) Includes reimbursement of Fund operating expenses of $0.09.

(b) Includes reimbursement of Fund operating expenses of $0.06.

(c) Includes reimbursement of Fund operating expenses of $0.14.

(d) Includes reimbursement of Fund operating expenses of $0.22.

(e) Includes reimbursement of Fund operating expenses of $0.11.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

+   Not annualized for periods of less than one year.

++  Annualized for periods of less than one year.

                               Prospectus Page 42

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                              VARIABLE AMERICA FUND
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 21.68        $ 19.71        $ 19.46        $ 15.81         $ 13.75
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................      (0.13)         (0.07)          0.12           0.21(a)         0.48(b)
  Net realized and unrealized gain (loss) on
   investments....................................       1.80           2.88           3.18           3.80            2.08
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                          1.67           2.81           3.30           4.01            2.56
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................         --          (0.09)         (0.30)         (0.07)          (0.50)
  From net realized gain on investments...........      (3.20)         (0.75)         (2.75)         (0.29)             --
  In excess of net investment income..............         --             --             --             --              --
  In excess of net investment income..............         --             --             --             --              --
  Return of capital...............................         --             --             --             --              --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (3.20)         (0.84)         (3.05)         (0.36)          (0.50)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $ 20.15        $ 21.68        $ 19.71        $ 19.46         $ 15.81
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (c).......................       8.09%         14.88%         18.55%         25.37%          18.88%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $40,833        $43,977        $41,647        $37,643         $15,257
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....      (0.59)%        (0.35)%         0.52%          1.66%           1.83%
  Without reimbursement and/or expense
   reductions.....................................      (0.59)%        (0.42)%         0.46%          1.60%           0.76%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       0.95%          0.91%          0.95%          1.00%           0.98%
  Without reimbursement and/or expense
   reductions.....................................       0.95%          0.98%          1.01%          1.06%           2.05%
Ratio of interest expense to average net assets...       0.08%            --%            --%            --%             --%
Portfolio turnover................................        181%           210%           248%            79%            139%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.01.

(b) Includes reimbursement of Fund operating expenses of $0.28.

(c) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 43

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT TRUST

                                                                            GT GLOBAL
                                                    ----------------------------------------------------------
                                                                   VARIABLE INFRASTRUCTURE FUND
                                                    ----------------------------------------------------------
                                                                                                  JANUARY 31,
                                                                                                     1995
                                                                                                 (COMMENCEMENT
                                                                                                      OF
                                                                                                  OPERATIONS)
                                                             YEAR ENDED DECEMBER 31,                  TO
                                                    ------------------------------------------   DECEMBER 31,
                                                        1998           1997           1996           1995
                                                    ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 16.35        $ 16.47        $ 13.27         $ 12.00
                                                    ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.31(a)        0.12(b)        0.11(c)         0.07(d)
  Net realized and unrealized gain (loss) on
   investments....................................       0.77           0.74           3.19            1.20
                                                    ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                          1.08           0.86           3.30            1.27
                                                    ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................      (0.17)         (0.10)         (0.03)             --
  From net realized gain on investments...........         --          (0.88)         (0.07)             --
  In excess of net investment income..............         --             --             --              --
  In excess of net investment income..............         --             --             --              --
  Return of capital...............................         --             --             --              --
                                                    ------------   ------------   ------------   -------------
    Total distributions...........................      (0.17)         (0.98)         (0.10)             --
                                                    ------------   ------------   ------------   -------------
Net asset value, end of period....................    $ 17.26        $ 16.35        $ 16.47         $ 13.27
                                                    ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   -------------
Total investment return (f)+......................       6.34%          5.00%         24.88%          10.58%
                                                    ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 6,341        $ 8,745        $ 6,054         $ 1,594
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense
   reductions++...................................       1.37%          0.99%          1.35%           1.24%
  Without reimbursement and/or expense
   reductions++...................................       0.94%          0.68%          0.03%          (6.11)%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense
   reductions++...................................       1.25%          1.18%          1.21%           1.22%
  Without reimbursement and/or expense
   reductions++...................................       1.68%          1.49%          2.53%           8.57%
Ratio of interest expense to average net assets...         --%            --%            --%             --%
Portfolio turnover++..............................        110%            46%            76%             38%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.09.

(b) Includes reimbursement of Fund operating expenses of $0.04.

(c) Includes reimbursement of Fund operating expenses of $0.19.

(d) Includes reimbursement of Fund operating expenses of $0.42.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

+   Not annualized for periods of less than one year.

++  Annualized for periods of less than one year.

                               Prospectus Page 44

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                            GT GLOBAL
                                                    ----------------------------------------------------------
                                                                 VARIABLE NATURAL RESOURCES FUND
                                                    ----------------------------------------------------------
                                                                                                  JANUARY 31,
                                                                                                     1995
                                                                                                 (COMMENCEMENT
                                                                                                      OF
                                                                                                  OPERATIONS)
                                                             YEAR ENDED DECEMBER 31,                  TO
                                                    ------------------------------------------   DECEMBER 31,
                                                        1998           1997           1996           1995
                                                    ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 20.20        $ 20.98        $ 13.88         $ 12.00
                                                    ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.23(a)       (0.03)(b)      (0.06)(c)        0.73(d)
  Net realized and unrealized gain (loss) on
   investments....................................      (6.38)          0.18           7.16            1.91
                                                    ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                         (6.15)          0.15           7.10            2.64
                                                    ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................         --             --             --           (0.71)
  From net realized gain on investments...........      (3.15)         (0.93)            --              --
  In excess of net investment income..............         --             --             --              --
  In excess of net investment income..............         --             --             --           (0.05)
  Return of capital...............................         --             --             --              --
                                                    ------------   ------------   ------------   -------------
    Total distributions...........................      (3.15)         (0.93)            --           (0.76)
                                                    ------------   ------------   ------------   -------------
Net asset value, end of period....................    $ 10.90        $ 20.20        $ 20.98         $ 13.88
                                                    ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   -------------
Total investment return (f)+......................     (33.01)%         1.29%         51.15%          22.20%
                                                    ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 6,396        $16,709        $16,308         $ 1,365
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense
   reductions++...................................       1.22%         (0.16)%        (0.60)%         10.87%
  Without reimbursement and/or expense
   reductions++...................................       0.97%         (0.38)%        (1.30)%          2.94%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense
   reductions++...................................       1.24%          1.20%          1.19%           1.14%
  Without reimbursement and/or expense
   reductions++...................................       1.49%          1.42%          1.89%           9.07%
Ratio of interest expense to average net assets...       0.04%            --%            --%             --%
Portfolio turnover++..............................        305%           315%           199%            875%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.04.

(b) Includes reimbursement of Fund operating expenses of $0.03.

(c) Includes reimbursement of Fund operating expenses of $0.11.

(d) Includes reimbursement of Fund operating expenses of $0.47.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

+   Not annualized for periods of less than one year.

++  Annualized for periods of less than one year.

                               Prospectus Page 45

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                        VARIABLE TELECOMMUNICATIONS FUND
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 18.40        $ 18.14        $ 16.87        $ 13.98         $ 13.07
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................      (0.01)(a)      (0.02)         (0.05)          0.02            0.01(b)
  Net realized and unrealized gain (loss) on
   investments....................................       3.99           2.59           3.31           3.26            0.92
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                          3.98           2.57           3.26           3.28            0.93
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................         --             --          (0.02)         (0.03)          (0.02)
  From net realized gain on investments...........      (1.72)         (2.31)         (1.97)         (0.36)             --
  In excess of net realized gain on investments...         --             --             --             --              --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (1.72)         (2.31)         (1.99)         (0.39)          (0.02)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $ 20.66        $ 18.40        $ 18.14        $ 16.87         $ 13.98
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (c).......................      22.11%         14.56%         19.34%         23.66%           7.15%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $69,459        $68,186        $63,258        $50,778         $36,029
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....      (0.04)%        (0.10)%        (0.26)%         0.16%           0.31%
  Without reimbursement and/or expense
   reductions.....................................      (0.05)%        (0.15)%        (0.31)%         0.10%           0.07%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.16%          1.11%          1.12%          1.20%           1.25%
  Without reimbursement and/or expense
   reductions.....................................       1.17%          1.16%          1.17%          1.26%           1.49%
Ratio of interest expense to average net assets...       0.01%            --%            --%            --%             --%
Portfolio turnover................................         73%            91%            77%            70%             81%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.01.

(b) Includes reimbursement of Fund operating expenses of $0.01.

(c) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 46

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                           VARIABLE LATIN AMERICA FUND
                                                    -------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 16.95        $ 14.80        $ 12.42        $ 19.17         $ 17.68
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.39(a)        0.24(b)        0.27(c)        0.51(d)         0.11(e)
  Net realized and unrealized gain (loss) on
   investments....................................      (7.36)          1.91           2.49          (5.10)           1.49
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                         (6.97)          2.15           2.76          (4.59)           1.60
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................      (0.25)            --          (0.37)         (0.16)          (0.04)
  From net realized gain on investments...........      (0.12)            --             --          (2.00)          (0.07)
  In excess of net realized gain on investments...         --             --          (0.01)            --              --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (0.37)            --          (0.38)         (2.16)          (0.11)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $  9.61        $ 16.95        $ 14.80        $ 12.42         $ 19.17
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (f).......................     (41.71)%        14.53%         22.48%        (24.14)%          9.14%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 9,935        $28,786        $22,928        $19,771         $26,631
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       1.97%          1.36%          1.94%          4.43%           0.82%
  Without reimbursement and/or expense
   reductions.....................................       1.70%          1.21%          1.69%          3.92%           0.49%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.25%          1.25%          1.17%          1.18%           1.25%
  Without reimbursement and/or expense
   reductions.....................................       1.52%          1.40%          1.42%          1.69%           1.58%
Ratio of interest expense to average net assets...       0.14%            --%            --%            --%             --%
Portfolio turnover................................         43%           141%           102%           140%            185%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.04.

(b) Includes reimbursement of Fund operating expenses of $0.02.

(c) Includes reimbursement of Fund operating expenses of $0.02.

(d) Includes reimbursement of Fund operating expenses of $0.06.

(e) Includes reimbursement of Fund operating expenses of $0.04.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 47

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                    GT GLOBAL
                                                    -------------------------------------------------------------------------
                                                                         VARIABLE EMERGING MARKETS FUND
                                                    -------------------------------------------------------------------------
                                                                                                                JULY 5, 1994
                                                                                                                (COMMENCEMENT
                                                                                                                     OF
                                                                                                                 OPERATIONS)
                                                                     YEAR ENDED DECEMBER 31,                         TO
                                                    ---------------------------------------------------------   DECEMBER 31,
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   -------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 11.57        $ 14.26        $ 10.88        $ 11.89         $ 12.00
                                                    ------------   ------------   ------------   ------------   -------------
  Net investment income (loss)....................       0.27(a)        0.15(b)        0.11(c)        0.14(d)         0.07(e)
  Net realized and unrealized gain (loss) on
   investments....................................      (4.34)         (1.89)          3.27          (1.04)          (0.05)
                                                    ------------   ------------   ------------   ------------   -------------
    Net increase (decrease) resulting from
     operations                                         (4.07)         (1.74)          3.38          (0.90)           0.02
                                                    ------------   ------------   ------------   ------------   -------------
Distributions to shareholders:
  From net investment income......................         --          (0.06)            --          (0.09)          (0.07)
  From net realized gain on investments...........      (0.81)         (0.89)            --             --              --
  In excess of net investment income..............         --             --             --             --              --
  In excess of net investment income..............         --             --             --             --           (0.06)
  Return of capital...............................         --             --             --          (0.02)             --
                                                    ------------   ------------   ------------   ------------   -------------
    Total distributions...........................      (0.81)         (0.95)            --          (0.11)          (0.13)
                                                    ------------   ------------   ------------   ------------   -------------
Net asset value, end of period....................    $  6.69        $ 11.57        $ 14.26        $ 10.88         $ 11.89
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Total investment return (f)+......................     (36.90)%       (13.76)%        31.07%         (7.54)%          0.12%
                                                    ------------   ------------   ------------   ------------   -------------
                                                    ------------   ------------   ------------   ------------   -------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 5,651        $16,509        $17,604        $ 8,983         $ 7,267
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense
   reductions++...................................       1.61%          1.05%          0.89%          1.55%           4.10%
  Without reimbursement and/or expense
   reductions++...................................       0.72%          0.78%          0.39%          0.51%          (0.20)%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense
   reductions++...................................       1.23%          1.22%          1.18%          1.18%           0.00%
  Without reimbursement and/or expense
   reductions++...................................       2.12%          1.49%          1.68%          2.22%           4.30%
Ratio of interest expense to average net assets...       0.17%            --%            --%            --%             --%
Portfolio turnover++..............................        110%           212%           216%           210%            117%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.08.

(b) Includes reimbursement of Fund operating expenses of $0.03.

(c) Includes reimbursement of Fund operating expenses of $0.05.

(d) Includes reimbursement of Fund operating expenses of $0.09.

(e) Includes reimbursement of Fund operating expenses of $0.07.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

+   Not annualized for periods of less than one year.

++  Annualized for periods of less than one year.

                               Prospectus Page 48

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                   GT GLOBAL
                                                    ------------------------------------------------------------------------
                                                                         VARIABLE GROWTH & INCOME FUND
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 18.60        $ 16.51        $ 14.57        $ 12.99        $ 13.77
                                                    ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)....................       0.53           0.41           0.53(a)        0.52(b)        0.46(c)
  Net realized and unrealized gain (loss) on
   investments....................................       3.08           2.23           1.81           1.46          (0.85)
                                                    ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) resulting from
     operations                                          3.61           2.64           2.34           1.98          (0.39)
                                                    ------------   ------------   ------------   ------------   ------------
Distributions to shareholders:
  From net investment income......................      (0.44)         (0.51)         (0.35)         (0.40)         (0.39)
  From net realized gain on investments...........      (0.26)         (0.04)         (0.05)            --             --
  In excess of net realized gain on investments...         --             --             --             --             --
                                                    ------------   ------------   ------------   ------------   ------------
    Total distributions...........................      (0.70)         (0.55)         (0.40)         (0.40)         (0.39)
                                                    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................    $ 21.51        $ 18.60        $ 16.51        $ 14.57        $ 12.99
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total investment return (d).......................      19.60%         16.22%         16.33%         15.49%         (2.85)%
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $55,580        $50,356        $36,433        $30,565        $25,580
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       2.53%          2.86%          3.58%          3.87%          3.69%
  Without reimbursement and/or expense
   reductions.....................................       2.53%          2.72%          3.48%          3.66%          3.45%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.22%          1.13%          1.20%          1.23%          1.25%
  Without reimbursement and/or expense
   reductions.....................................       1.22%          1.27%          1.30%          1.44%          1.49%
Ratio of interest expense to average net assets...       0.04%            --%            --%            --%            --%
Portfolio turnover................................         72%            60%            57%            73%            53%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.01.

(b) Includes reimbursement of Fund operating expenses of $0.03.

(c) Includes reimbursement of Fund operating expenses of $0.03.

(d) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 49

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                   GT GLOBAL
                                                    ------------------------------------------------------------------------
                                                                         VARIABLE STRATEGIC INCOME FUND
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 13.39        $ 13.38        $ 11.86        $ 10.82        $ 14.57
                                                    ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)....................       0.97(a)        1.00(b)        0.95(c)        1.07(d)        1.71(e)
  Net realized and unrealized gain (loss) on
   investments....................................      (1.05)         (0.07)          1.50           0.93          (4.17)
                                                    ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) resulting from
     operations                                         (0.08)          0.93           2.45           2.00          (2.46)
                                                    ------------   ------------   ------------   ------------   ------------
Distributions to shareholders:
  From net investment income......................      (0.92)         (0.92)         (0.85)         (0.96)         (0.79)
  From net realized gain on investments...........         --             --          (0.08)            --          (0.45)
  In excess of net investment income..............         --             --             --             --             --
  In excess of net investment income..............         --             --             --             --             --
  Return of capital...............................         --             --             --             --          (0.05)
                                                    ------------   ------------   ------------   ------------   ------------
    Total distributions...........................      (0.92)         (0.92)         (0.93)         (0.96)         (1.29)
                                                    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................    $ 12.39        $ 13.39        $ 13.38        $ 11.86        $ 10.82
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total investment return (f).......................      (0.61)%         7.14%         21.58%         19.50%        (17.09)%
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $22,022        $28,497        $31,718        $25,345        $23,367
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       7.16%          7.20%          7.74%          9.59%          7.58%
  Without reimbursement and/or expense
   reductions.....................................       6.97%          7.03%          7.59%          9.35%          7.43%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.00%          0.90%          0.99%          1.00%          1.00%
  Without reimbursement and/or expense
   reductions.....................................       1.19%          1.07%          1.14%          1.24%          1.15%
Ratio of interest expense to average net assets...       0.16%            --%            --%            --%            --%
Portfolio turnover................................        282%           185%           210%           193%           313%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.02.

(b) Includes reimbursement of Fund operating expenses of $0.01.

(c) Includes reimbursement of Fund operating expenses of $0.02.

(d) Includes reimbursement of Fund operating expenses of $0.03.

(e) Includes reimbursement of Fund operating expenses of $0.04.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 50

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                   GT GLOBAL
                                                    ------------------------------------------------------------------------
                                                                     VARIABLE GLOBAL GOVERNMENT INCOME FUND
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 11.17        $ 11.43        $ 11.51        $ 10.63        $ 12.53
                                                    ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)....................       0.67(a)        0.82(b)        0.72(c)        0.79(d)        0.77(e)
  Net realized and unrealized gain (loss) on
   investments....................................       0.71          (0.34)         (0.06)          0.84          (1.85)
                                                    ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) resulting from
     operations                                          1.38           0.48           0.66           1.63          (1.08)
                                                    ------------   ------------   ------------   ------------   ------------
Distributions to shareholders:
  From net investment income......................      (0.62)         (0.74)         (0.74)         (0.75)         (0.73)
  From net realized gain on investments...........         --             --             --             --             --
  In excess of net investment income..............      (0.02)            --             --             --             --
  In excess of net investment income..............         --             --             --             --             --
  Return of capital...............................         --             --             --             --          (0.09)
                                                    ------------   ------------   ------------   ------------   ------------
    Total distributions...........................      (0.64)         (0.74)         (0.74)         (0.75)         (0.82)
                                                    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................    $ 11.91        $ 11.17        $ 11.43        $ 11.51        $ 10.63
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total investment return (f).......................      12.69%          4.37%          6.17%         15.85%         (8.70)%
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 8,801        $ 8,251        $10,397        $11,944        $ 9,654
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       5.71%          6.33%          6.32%          7.03%          6.89%
  Without reimbursement and/or expense
   reductions.....................................       5.28%          5.74%          5.80%          6.37%          6.21%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.00%          0.95%          0.95%          1.00%          1.00%
  Without reimbursement and/or expense
   reductions.....................................       1.43%          1.54%          1.47%          1.66%          1.68%
Ratio of interest expense to average net assets...       0.07%            --%            --%            --%            --%
Portfolio turnover................................        224%           235%           235%           394%           350%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.05.

(b) Includes reimbursement of Fund operating expenses of $0.06.

(c) Includes reimbursement of Fund operating expenses of $0.06.

(d) Includes reimbursement of Fund operating expenses of $0.07.

(e) Includes reimbursement of Fund operating expenses of $0.08.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 51

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                   GT GLOBAL
                                                    ------------------------------------------------------------------------
                                                                      VARIABLE U.S. GOVERNMENT INCOME FUND
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $ 11.70        $ 11.41        $ 11.74        $ 10.79        $ 12.23
                                                    ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)....................       0.63(a)        0.63(b)        0.60(c)        0.62(d)        0.63(e)
  Net realized and unrealized gain (loss) on
   investments....................................       0.40           0.29          (0.35)          0.93          (1.39)
                                                    ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) resulting from
     operations                                          1.03           0.92           0.25           1.55          (0.76)
                                                    ------------   ------------   ------------   ------------   ------------
Distributions to shareholders:
  From net investment income......................      (0.62)         (0.54)         (0.58)         (0.60)         (0.62)
  From net realized gain on investments...........         --          (0.09)            --             --          (0.06)
  In excess of net investment income..............         --             --             --             --             --
  In excess of net investment income..............         --             --             --             --             --
  Return of capital...............................         --             --             --             --             --
                                                    ------------   ------------   ------------   ------------   ------------
    Total distributions...........................      (0.62)         (0.63)         (0.58)         (0.60)         (0.68)
                                                    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................    $ 12.11        $ 11.70        $ 11.41        $ 11.74        $ 10.79
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total investment return (f).......................       9.06%          8.30%          2.23%         14.73%         (6.27)%
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $ 7,381        $ 7,373        $ 5,483        $ 5,992        $ 2,415
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       5.17%          5.54%          5.24%          5.43%          5.53%
  Without reimbursement and/or expense
   reductions.....................................       4.85%          4.92%          4.49%          3.87%          1.29%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       1.00%          1.00%          1.00%          1.00%          0.38%
  Without reimbursement and/or expense
   reductions.....................................       1.32%          1.62%          1.75%          2.56%          4.63%
Ratio of interest expense to average net assets...       0.07%            --%            --%            --%            --%
Portfolio turnover................................        231%           143%            49%           186%            34%

------------------
(a) Includes reimbursement of Fund operating expenses of $0.04.

(b) Includes reimbursement of Fund operating expenses of $0.06.

(c) Includes reimbursement of Fund operating expenses of $0.08.

(d) Includes reimbursement of Fund operating expenses of $0.14.

(e) Includes reimbursement of Fund operating expenses of $0.48.

(f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 52

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      GT GLOBAL VARIABLE INVESTMENT SERIES

                                                                                   GT GLOBAL
                                                    ------------------------------------------------------------------------
                                                                               MONEY MARKET FUND
                                                    ------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                        1998           1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:
Net asset value, beginning of period..............    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                    ------------   ------------   ------------   ------------   ------------
  Net investment income (loss)....................       0.05           0.05           0.05           0.05           0.03
  Net realized and unrealized gain (loss) on
   investments....................................         --             --             --             --             --
                                                    ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) resulting from
     operations                                          0.05           0.05           0.05           0.05           0.03
                                                    ------------   ------------   ------------   ------------   ------------
Distributions to shareholders:
  From net investment income......................      (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
  From net realized gain on investments...........         --             --             --             --             --
                                                    ------------   ------------   ------------   ------------   ------------
    Total distributions...........................      (0.05)         (0.05)         (0.05)         (0.05)         (0.03)
                                                    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total investment return (a).......................       5.22%          5.37%          4.75%          5.24%          3.48%
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............    $31,588        $26,964        $19,794        $14,891        $19,474
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions....       4.70%          4.77%          4.67%          5.15%          3.70%
  Without reimbursement and/or expense
   reductions.....................................       4.70%          4.73%          4.57%          4.85%          3.64%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions....       0.73%          0.75%          0.75%          0.75%          0.75%
  Without reimbursement and/or expense
   reductions.....................................       0.73%          0.79%          0.85%          1.05%          0.81%
Ratio of interest expense to average net assets...        N/A            N/A            N/A            N/A            N/A
Portfolio turnover................................        N/A            N/A            N/A            N/A            N/A

------------------

(a) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

N/A Not applicable.

                               Prospectus Page 53

                                 HOW TO INVEST

--------------------------------------------------------------------------------

The funds serve as funding vehicles for the variable annuity contracts offered by participating insurance companies through separate accounts. Shares of the funds may be offered to separate accounts of participating insurance companies and serve as the underlying investments for variable annuity contracts.

The owners of variable annuity contracts may allocate premium payments among the general accounts of the participating insurance companies and the divisions of the separate accounts that correspond to the funds. Individuals may not pay variable annuity premiums directly to the funds.

The variable annuity contracts are described in a separate prospectus issued by each participating insurance company for which the companies assume no responsibility. Individual variable annuity contract holders are not the "shareholders" of either company or any fund. Rather, each participating insurance company and its separate accounts are the shareholders (the "shareholders"). In accordance with current law, shareholder voting rights will be passed on to variable annuity contract holders. As described below, for certain matters company shareholders vote together as a group; as to other matters, they vote separately by fund.

Shares of the funds are offered and redeemed at their respective net asset values without the addition of any sales load or redemption charge next determined following receipt by a separate account of premium payments, surrender requests under policies, loan payments, transfer requests, and similar or related transactions. The funds do not issue share certificates. See "Pricing of Shares."

--------------------------------------------------------------------------------

                               PRICING OF SHARES

--------------------------------------------------------------------------------

Each fund prices its shares based upon its net asset value. The net asset value of a fund is equal to its total assets (consisting mainly of portfolio securities and cash) minus its total liabilities. Each of the funds, other than the Money Market Fund, values its portfolio securities for which market quotations are readily available at market price. The funds value short-term investments (maturing within 60 days) at amortized cost, which approximates market value. The Money Market Fund values its assets at amortized cost. When market quotations for futures and options positions held by the funds are readily available, those positions are valued based upon such quotations. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based upon the prevailing exchange rates on that day. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by, or under the supervision of, the respective fund's Board of Trustees.

In addition, if, between the time trading ends for a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the funds may value the security at its fair value as determined in good faith by, or under the supervision of, the Board of Trustees of the fund. Because some of the funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

Each fund determines the net asset value of its shares as of the close of regular trading on the NYSE on each day the NYSE is open for business. The funds price purchase, exchange, and redemption orders at the net asset value calculated after the transfer agent receives an order in good form.

                               Prospectus Page 54

                                     TAXES

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS.
In general, dividends and distributions you receive from each fund are taxable as ordinary income or capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending upon the length of time the fund holds its assets (i.e., short-term and long-term capital gains distributions). Every year, an account statement showing the amount of dividends and distributions you received from each fund during the prior year will be send to you.

The Money Market Fund declares dividends from net investment income on each day that it determines its net asset value. These dividends are usually paid on the last calendar day of each month. The Money Market Fund generally makes distributions of any net short-term capital gain annually after the end of its fiscal year on December 31. The Money Market Fund does not expect to realize any long-term capital gains. The Strategic Income Fund, the Global Government Income Fund, and the U.S. Government Income Fund each declare and pay dividends from net investment income, if any, and make distributions of net short-term capital gains, if any, on a quarterly basis. The Growth & Income Fund declares and pays dividends from net investment income, if any, and makes distributions of net short-term capital gains, if any, on a quarterly basis. The New Pacific Fund, the Europe Fund, the International Fund, the America Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Latin America Fund, and the Emerging Markets Fund each declare and pay dividends from net investment income, if any, on an annual basis.

All funds, except the Money Market Fund, distribute to shareholders on an annual basis substantially all of their net capital gains (excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Dividends and other distributions from a fund are paid in additional shares of that fund at net asset value per share, unless
A I M Fund Services, Inc., the funds' transfer agent, is instructed otherwise.

Fund shares are offered only to separate accounts established to fund variable annuity contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts.

Each fund intends to continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the funds by the 1940 Act and Subchapter M of the Code, place certain limitations on the amount of assets of each separate account -- and, because section 817(h) and those regulations treat each fund's assets as assets of the related separate accounts, of each fund -- that can be invested in securities of a single issuer.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the funds and the separate accounts. For further information, see the statement of additional information and the applicable variable annuity contract prospectus.

                               Prospectus Page 55

                        OBTAINING ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The statement of additional information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC) contains more details about each of the funds and is incorporated by reference into each prospectus (is legally a part of each prospectus). Annual and semi-annual report to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected that fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semi-annual reports, please contact us:

BY MAIL:        GT Global Variable Investment
                Fund
                11 Greenway Plaza, Suite 100
                Houston, TX 77046-1173
BY TELEPHONE:   (800) 347-4246
BY E-MAIL:      general@aimfunds.com

You can also obtain copies of the funds' SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

GT Global Variable Investment Series
SEC 1940 Act file number: 811-6632
GT Global Variable Investment Trust
SEC 1940 Act file number: 811-7164

                               Prospectus Page 56